UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09455

        Nuveen New Jersey Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen New Jersey Dividend Advantage Municipal Fund (NXJ)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Discretionary - 0.3%

$250	New Jersey Economic Development Authority, Industrial Development Revenue Refunding Bonds, Newark	4/06 at 102.00	Ba3	$ 257,895
	Airport Marriott Hotel, Series 1996, 7.000%, 10/01/14

	Consumer Staples - 4.1%

970	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	896,280
	2002, 5.750%, 6/01/32

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series
	2003:
2,240	6.125%, 6/01/24	6/13 at 100.00	BBB	2,175,040
1,125	6.375%, 6/01/32	6/13 at 100.00	BBB	1,045,193

	Education and Civic Organizations - 18.9%

1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2001C, 5.000%,	7/11 at 101.00	AAA	1,536,195
	7/01/31 - FGIC Insured

200	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University	7/11 at 100.00	AAA	220,876
	Project, Series 2001A, 5.250%, 7/01/16 - AMBAC Insured

	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Seton Hall University
	Project, Series 2001G:
3,820	4.875%, 7/01/21 - AMBAC Insured	7/11 at 100.00	AAA	3,959,774
1,600	5.000%, 7/01/26 - AMBAC Insured	7/11 at 100.00	AAA	1,644,624

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	7/11 at 100.00	AAA	1,104,380
	Series 2001G, 5.250%, 7/01/18 - MBIA Insured

300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	318,270
	2002A, 5.000%, 7/01/17 - RAAI Insured

750	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	811,552
	2004L, 5.125%, 7/01/21 - MBIA Insured

630	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series	7/14 at 100.00	AAA	690,732
	2004A, 5.125%, 7/01/19 - FGIC Insured

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of Technology,	1/14 at 100.00	AAA	1,065,090
	Series 2004B, 5.000%, 7/01/21 - AMBAC Insured

250	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University, Series	7/14 at 100.00	N/R	257,685
	2004C, 5.500%, 7/01/23

	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,255	5.000%, 7/01/12 - MBIA Insured	No Opt. Call	AAA	1,397,555
625	5.000%, 7/01/24 - MBIA Insured	7/14 at 100.00	AAA	656,713

	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing
	Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001:
2,000	5.250%, 9/01/21	9/11 at 100.00	BBB	2,070,220
700	5.250%, 9/01/31	9/11 at 100.00	BBB	709,695

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	12/12 at 101.00	BBB	508,785
	Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series
	2002, 5.500%, 12/01/31

1,905	University of Puerto Rico, University System Revenue Bonds, Series 1995M, 5.250%, 6/01/25 - MBIA	6/05 at 101.50	AAA	1,962,169
	Insured

	Energy - 1.1%

1,000	Virgin Islands Government Refinery Facilities, Senior Secured Revenue Bonds, Hovensa LLC Coker	1/13 at 100.00	BBB-	1,090,440
	Project, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)

	Healthcare - 22.8%

310	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2004A,	8/14 at 100.00	BBB	312,647
	5.750%, 2/15/34

3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System, Series	7/11 at 100.00	A3	3,639,020
	2001, 5.625%, 7/01/31

1,350	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System,	7/12 at 100.00	Baa1	1,435,279
	Series 2002, 5.875%, 7/01/21

1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa2	994,900
	Series 2003, 5.500%, 7/01/33

1,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	No Opt. Call	AAA	1,172,534
	Obligated Group, Series 1998B, 5.750%, 7/01/06 - MBIA Insured

500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	559,550
	Group, Series 2000, 7.500%, 7/01/30

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
750	5.750%, 7/01/25	7/10 at 100.00	A	809,805
10,500	5.750%, 7/01/31	7/10 at 100.00	A	11,242,980

2,500	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Burdette Tomlin	7/09 at 101.00	A2	2,561,000
	Memorial Hospital, Series 1999, 5.500%, 7/01/29

	Industrials - 0.1%

145	New Jersey Economic Development Authority, District Heating and Cooling Revenue Bonds,	No Opt. Call	N/R	145,796
	Trigen-Trenton Project, Series 1993B, 6.100%, 12/01/04 (Alternative Minimum Tax)

	Long-Term Care - 1.7%

	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New Jersey,
	Series 2001:
1,000	6.000%, 6/01/25	6/11 at 102.00	A+	1,108,650
335	5.500%, 6/01/31	6/11 at 102.00	A+	352,541

250	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	250,155
	Wards Homestead, Series 2004A, 5.800%, 11/01/31

	Tax Obligation/General - 5.1%

	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series
	2001:
1,850	4.750%, 8/15/18 - FSA Insured	8/10 at 100.00	AAA	1,946,662
1,630	4.750%, 8/15/19 - FSA Insured	8/10 at 100.00	AAA	1,703,008

1,350	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001, 5.250%, 7/01/27 - FSA	7/11 at 100.00	AAA	1,426,410
	Insured

	Tax Obligation/Limited - 25.1%

1,745	Burlington County Bridge Commission, New Jersey, Guaranteed Pooled Loan Bonds, Series 2003,	12/13 at 100.00	AAA	1,890,987
	5.000%, 12/01/18 - MBIA Insured

2,000	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aaa	2,230,300
	12/15/12 - FSA Insured

	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series
	2003A:
550	5.250%, 11/01/19 - FSA Insured	11/13 at 100.00	AAA	605,666
900	5.000%, 11/01/20 - FSA Insured	11/13 at 100.00	AAA	964,071
1,015	5.000%, 11/01/21 - FSA Insured	11/13 at 100.00	AAA	1,080,112

2,200	New Jersey Economic Development Authority, Motor Vehicle Surcharge Revenue Bonds, Series 2004A,	7/14 at 100.00	AAA	2,477,882
	5.250%, 7/01/15 - MBIA Insured

	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2001A:
2,000	5.250%, 6/15/19 - AMBAC Insured	6/11 at 100.00	AAA	2,198,760
2,400	5.000%, 6/15/21 - AMBAC Insured	6/11 at 100.00	AAA	2,518,968

1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Act Bonds,	6/12 at 100.00	AAA	1,631,235
	Series 2002C, 5.000%, 6/15/15 - MBIA Insured

1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2003F,	6/13 at 100.00	AAA	1,086,110
	5.250%, 6/15/21 - FGIC Insured

900	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2004G,	9/13 at 100.00	AAA	979,254
	5.000%, 9/01/17 - MBIA Insured

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement	9/12 at 100.00	AAA	1,090,120
	Bonds, Fund Issue, Series 2002A, 5.250%, 9/01/19 - AMBAC Insured

1,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	1,145,640
	Grants, Series 2002A, 5.500%, 9/15/14 - AMBAC Insured

1,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	1,355,760
	12/15/13 (WI, settling 10/28/04) - FGIC Insured

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
1,000	5.500%, 6/15/17	6/13 at 100.00	A+	1,117,510
1,000	5.500%, 6/15/18	6/13 at 100.00	A+	1,115,160

1,500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund Loan	10/08 at 101.00	AA	1,606,185
	Notes, Series 1998A, 5.500%, 10/01/18 - RAAI Insured

	Transportation - 23.0%

1,000	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2003, 5.250%,	1/13 at 100.00	AAA	1,099,230
	1/01/18 - MBIA Insured

35	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1995, 5.500%,	1/06 at 102.00	AAA	36,803
	1/01/26 - FGIC Insured

1,800	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	1,424,970
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

3,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	3,225,270

175	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A	212,279

375	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004, 5.250%,	1/14 at 100.00	AAA	407,153
	1/01/21 - MBIA Insured

3,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninth Series	1/07 at 101.00	AAA	3,167,820
	1997, 5.375%, 1/15/32 - MBIA Insured

3,500	Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twentieth Series	10/07 at 101.00	AAA	3,696,910
	2000, 5.500%, 10/15/35 (Alternative Minimum Tax) - MBIA Insured

5,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	12/07 at 102.00	AAA	5,458,050
	LLC, Sixth Series 1997, 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured

4,000	South Jersey Transportation Authority New Jersey, Transportation System Revenue Bonds, Series 1999,	11/09 at 101.00	AAA	4,204,800
	5.125%, 11/01/22 - AMBAC Insured

	U.S. Guaranteed*** - 20.1%

5,215	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	6,034,224
	6.000%, 7/01/26 (Pre-refunded to 7/01/10)

50	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue Bonds,	10/10 at 100.00	Aaa	58,319
	County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded to 10/01/10) -
	FGIC Insured

1,565	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Series 2000E,	7/10 at 100.00	AAA	1,758,058
	5.250%, 7/01/16 (Pre-refunded to 7/01/10)

3,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1998A, 5.000%,	6/09 at 100.00	A+***	3,431,667
	6/15/17 (Pre-refunded to 6/15/09)

530	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A***	645,254

	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001:
2,150	5.250%, 7/01/27 (Pre-refunded to 7/01/11) - FSA Insured	7/11 at 100.00	AAA	2,428,898
1,230	5.125%, 7/01/30 (Pre-refunded to 7/01/11) - FSA Insured	7/11 at 100.00	AAA	1,380,257

4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	4,327,760
	10/01/40

	Utilities - 2.2%

2,185	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and Resource	12/04 at 100.00	B2	2,184,104
	Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative Minimum Tax)

	Water and Sewer - 21.3%

4,635	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company,	5/08 at 102.00	Aaa	4,798,198
	Series 1997B, 5.375%, 5/01/32 (Alternative Minimum Tax) - FGIC Insured

7,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company,	2/08 at 102.00	AAA	7,207,760
	Series 1998, 5.350%, 2/01/38 (Alternative Minimum Tax) - MBIA Insured

2,775	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 1998A,	9/08 at 101.00	AAA	2,853,144
	4.500%, 9/01/18

15,840	North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series 2001A, 0.000%,	No Opt. Call	Aaa	6,393,499
	8/01/23 - MBIA Insured

$146,770	Total Long-Term Investments (cost $138,896,810) - 145.8%			145,568,247

	Short-Term Investments - 1.8%

1,750	New Jersey Economic Development Authority, Dock Facility Revenue Refunding Bonds,		VMIG-1	1,750,000
	Bayonne/IMTT-Bayonne Project, Series 1993B, Variable Rate Demand Obligations, 1.750%, 12/01/27†

$1,750	Total Short-Term Investments (cost $1,750,000)			1,750,000

	Total Investments (cost $140,646,810) - 147.6%			147,318,247

	Other Assets Less Liabilities - 0.5%			496,657

	Preferred Shares, at Liquidation Value - (48.1)%			(48,000,000)

	Net Assets Applicable to Common Shares - 100%			$99,814,904

Forward Swap Transactions outstanding at September 30, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	$2,100,000	2/16/05	2/16/35	$(110,797)

Agreement with Morgan Stanley dated August 5, 2004,
to pay quarterly the notional amount multiplied
by 4.337% (annualized) and receive quarterly
the notional amount multiplied by the daily arithmetic
average of the weekly BMA (Bond Market Association)
Municipal Swap Index for the quarter.	1,100,000	12/09/04	12/09/24	(32,937)

Agreement with Morgan Stanley dated August 10, 2004,
to pay semi-annually the notional amount multiplied by
5.489% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR
(United States Dollar - London Inter-Bank Offered Rates).	1,400,000	1/14/05	1/14/35	(41,478)

				$(185,212)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $140,615,179.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$7,212,130
	Depreciation	(509,062)

	Net unrealized appreciation of investments	$6,703,068

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.